Stock-Based Compensation - 2019 stock plan (Details) - Archer Aviation Inc - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jan. 31, 2021	Oct. 11, 2020	Oct. 04, 2020	Dec. 31, 2019	Nov. 20, 2019
Employee
Number of Shares
Outstanding as of January 1, 2021	11,167,089
Granted		11,318,689
Exercised		(151,600)
Outstanding as of June 30, 2021		11,167,089
Exercisable as of June 30, 2021		1,432,988
Vested and expected to vest as of June 30, 2021		11,167,089
Weighted Average Exercise Price
Outstanding as of January 1, 2021	$ 0.11
Granted		$ 0.11
Exercised		0.04
Outstanding as of June 30, 2021		0.11
Exercisable as of June 30, 2021		0.15
Vested and expected to vest as of June 30, 2021		$ 0.11
Weighted Average Remaining Contractual Life (Years)
Outstanding of the period		9 years 7 months 9 days
Exercisable as of June 30, 2021		9 years 10 months 2 days
Vested and expected to vest as of June 30, 2021		9 years 7 months 9 days
Aggregate Intrinsic Value
Outstanding as of January 1, 2021	$ 136,988
Exercised		$ 1,324
Outstanding as of June 30, 2021		136,988
Exercisable as of June 30, 2021		17,528
Vested and expected to vest as of June 30, 2021		$ 136,988
Non-employee
Number of Shares
Outstanding as of January 1, 2021	1,387,586
Granted		1,423,738
Exercised		(36,152)
Outstanding as of June 30, 2021		1,387,586
Exercisable as of June 30, 2021		6,172
Vested and expected to vest as of June 30, 2021		1,387,586
Weighted Average Exercise Price
Outstanding as of January 1, 2021	$ 0.15
Granted		$ 0.15
Exercised		0.15
Outstanding as of June 30, 2021		0.15
Exercisable as of June 30, 2021		0.15
Vested and expected to vest as of June 30, 2021		$ 0.15
Weighted Average Remaining Contractual Life (Years)
Outstanding of the period		9 years 10 months 2 days
Exercisable as of June 30, 2021		9 years 10 months 2 days
Vested and expected to vest as of June 30, 2021		9 years 10 months 2 days
Aggregate Intrinsic Value
Outstanding as of January 1, 2021	$ 16,973
Exercised		$ 282
Outstanding as of June 30, 2021		16,973
Exercisable as of June 30, 2021		75
Vested and expected to vest as of June 30, 2021		$ 16,973
2019 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant				5,555,555	15,689,294		7,577,057
Common stock available for future issuance	543,578	1,812,867				7,577,057
2019 Stock Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant			1,269,289
2019 Stock Plan | Stock options | Employee
Number of Shares
Outstanding as of January 1, 2021	11,167,089
Granted	1,203,981
Exercised	(680,396)
Outstanding as of June 30, 2021	11,690,674	11,167,089
Exercisable as of June 30, 2021	2,335,560
Vested and expected to vest as of June 30, 2021	11,690,674
Weighted Average Exercise Price
Outstanding as of January 1, 2021	$ 0.11
Granted	0.15
Exercised	0.04
Outstanding as of June 30, 2021	0.12	$ 0.11
Exercisable as of June 30, 2021	0.14
Vested and expected to vest as of June 30, 2021	$ 0.12
Weighted Average Remaining Contractual Life (Years)
Outstanding of the period	9 years 2 months 4 days	9 years 7 months 9 days
Exercisable as of June 30, 2021	9 years 3 months 10 days
Vested and expected to vest as of June 30, 2021	9 years 2 months 4 days
Aggregate Intrinsic Value
Outstanding as of January 1, 2021	$ 136,988
Exercised	9,339
Outstanding as of June 30, 2021	177,315	$ 136,988
Exercisable as of June 30, 2021	35,385
Vested and expected to vest as of June 30, 2021	$ 177,315
2019 Stock Plan | Stock options | Non-employee
Number of Shares
Outstanding as of January 1, 2021	1,387,586
Granted	65,308
Exercised	(227,333)
Outstanding as of June 30, 2021	1,225,561	1,387,586
Exercisable as of June 30, 2021	33,900
Vested and expected to vest as of June 30, 2021	1,225,561
Weighted Average Exercise Price
Outstanding as of January 1, 2021	$ 0.15
Granted	0.15
Exercised	0.15
Outstanding as of June 30, 2021	0.15	$ 0.15
Exercisable as of June 30, 2021	0.15
Vested and expected to vest as of June 30, 2021	$ 0.15
Weighted Average Remaining Contractual Life (Years)
Outstanding of the period	9 years 4 months 6 days	9 years 10 months 2 days
Exercisable as of June 30, 2021	9 years 4 months 28 days
Vested and expected to vest as of June 30, 2021	9 years 4 months 6 days
Aggregate Intrinsic Value
Outstanding as of January 1, 2021	$ 16,973
Exercised	3,129
Outstanding as of June 30, 2021	18,885	$ 16,973
Exercisable as of June 30, 2021	513
Vested and expected to vest as of June 30, 2021	$ 18,885